Shareholder Fees - Class SMA Shares - Voya Investment Grade Credit Fund - Class SMA	Maximum sales charge (load) as a % of offering price imposed on purchases	Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less
Total	none	none